Segmented Information - Summary of sales to individual customers that exceed 10 % of annual Metal sales (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of major customers [line items]
Revenue	$ 842,507	$ 281,697
Metal [Member]
Disclosure of major customers [line items]
Revenue	$ 833,342	$ 280,413
Percentage of total metal sales	98.30%	99.50%
Customer One [Member] | Metal [Member]
Disclosure of major customers [line items]
Revenue	$ 354,981
Customer Two [Member] | Metal [Member]
Disclosure of major customers [line items]
Revenue	259,371
Customer Three [Member] | Metal [Member]
Disclosure of major customers [line items]
Revenue	131,439
Customer Four [Member] | Metal [Member]
Disclosure of major customers [line items]
Revenue	$ 87,551	$ 280,413